Share-based payment obligation	12 Months Ended
Dec. 31, 2023
Share-based payment obligation
Share-based payment obligation

28.Share-based payment obligations

Legacy employee share-based payment scheme

The terms of the IHS share-based payment plans for employees were amended on July 10, 2019 such that the exercise prices of the share option were removed and the number of shares options an option holder will receive was reduced on a pro-rata basis (taking into account their relative values). The amended terms are:

●	No exercise price.
●	On a liquidity event (sale or IPO), the options will be converted and replaced with a fixed pool of shares.
●	In the event of a Sale option holders will receive the entirety of their options in shares.
●	In the event of an IPO:
●	Option holders will be awarded two thirds (66.7%) of their options as shares.
●	Option holders will further be entitled to receive up to an additional 33.3% of their shares subject to achieving the performance conditions below:
-	50% issued annually if the Group achieves 5% Adjusted EBITDA growth and Adjusted funds from operations (“AFFO”) growth compared to the prior 12 month period where AFFO is defined as the profit/(loss) for the period, before income tax expense/(benefit), finance costs and income, depreciation and amortization, impairment of property, plant and equipment, intangible assets excluding goodwill and prepaid land rent on the decommissioning of sites, net (profit)/loss on sale of assets, share-based payment (credit)/expense, insurance claims, exceptional items income, exceptional items expense and other non-operating income and expenses, amortization of prepaid site rent, adjusted to take into account interest paid, interest income received, revenue withholding tax, income taxes paid, lease payments made, amortization of prepaid site rent, maintenance capital expenditures and corporate capital expenditures
-	50% issued annually on a sliding scale basis for Adjusted EBITDA growth and AFFO growth between 5 and 10% compared to the prior 12 month period.

No share options expired during the year.

On October 14, 2021 the Company announced the pricing of its initial public offering on the New York Stock Exchange (NYSE). In accordance with the terms above option holders were awarded two thirds (66.7%) of their options as shares. 50% of the remaining third (33.3%) were awarded in the year ended December 2022 as the performance conditions stated above had been met. The other 50% of the remaining third were awarded in the year ended December 2023 as the performance conditions stated above were met.

Omnibus employee share-based payment scheme

Between February 4, 2022 and February 7, 2022, a total of 1,147,500 options, of which 100,211 options have been forfeited due to employee leavers, were issued as part of the new Omnibus employee share-based payment plan. The plan will be deemed equity settled and comprise of:

◾	Restricted stock units (“RSU”), which do not include performance conditions and vest in three equal portions on October 15, 2022, 2023 and 2024.
◾	Performance stock units (“PSU”), with a Recurring Levered Free Cash Flow target and a cumulative total shareholder return target. Recurring Levered Free Cash flow target is a non-market-based performance condition, assessed annually over a three-year period. A cumulative total shareholder return target is market-based, was valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 valuations. The PSUs include a vesting period which is 3 years up to October 15, 2024.

On June 9, 2022, a total of 1,700,446 options, of which 68,941 options have been forfeited due to employee leavers, were issued as part of the existing Omnibus employee share-based payment plan. The plan will be deemed equity settled and comprise of:

◾	Restricted stock units (“RSU”), which do not include performance conditions and vest in three equal portions on March 31, 2023, 2024 and 2025.
◾	Performance stock units (“PSU”), with a Recurring Levered Free Cash Flow target and a cumulative total shareholder return target. Recurring Levered Free Cash flow target is a non-market-based performance condition, assessed annually over a three-year period. A cumulative total shareholder return target is market-based, was valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 valuations. The PSUs include a vesting period which is 3 years up to March 31, 2025.

On October 14, 2022, a total of 94,876 options were issued as part of the existing Omnibus employee share-based payment plan.  The plan will be deemed equity settled and comprise of:

◾	Restricted stock units (“RSU”), which do not include performance conditions and vest in three equal portions on June 1, 2023, 2024 and 2025.

On May 25, 2023, a total of 2,132,134 options, of which 44,126 options have been forfeited due to employee leavers, were issued as part of the existing Omnibus employee share-based payment plan. The plan will be deemed equity settled and comprise of:

◾	Restricted stock units (“RSU”), which do not include performance conditions and vest in three equal portions on April 6, 2024, 2025 and 2026.
◾	Performance stock units (“PSU”), with a Recurring Levered Free Cash Flow target and a cumulative total shareholder return target. Recurring Levered Free Cash flow target is a non-market-based performance condition, assessed annually over a three-year period. A cumulative total shareholder return target is market-based, was valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 valuations. The PSUs include a vesting period which is 3 years up to April 6, 2026.

The total charge to the profit or loss in the year is analyzed as follows:

	2023	2022	2021
	$’000	$’000	$’000

Expense under equity settled classification from date of amendment	13,370	13,265	11,780
	13,370	13,265	11,780

(i)	Movements in the number of share options outstanding

	2023
	Incentive	Incentive	Incentive	Incentive	Omnibus
	plan 1	plan 2	plan 2B	plan 3	plan
	000’s	000’s	000’s	000’s	000’s

Authorized	634	2,560	768	10	4,750

Issued
At January 1	634	2,560	768	10	2,618
Issued	—	—	—	—	2,132
Forfeited	(317)	(1,280)	(384)	(5)	(127)
Exercised during the period	(317)	(1,280)	(384)	(5)	(493)
At December 31	—	—	—	—	4,130

	2022
	Incentive	Incentive	Incentive	Incentive	Omnibus
	plan 1	plan 2	plan 2B	plan 3	plan
	000’s	000’s	000’s	000’s	000’s

Authorized	1,267	5,120	1,537	19	2,943

Issued
At January 1	1,267	5,120	1,537	19	—
Issued	—	—	—	—	2,943
Forfeited	—	—	—	—	(86)
Exercised during the period	(633)	(2,560)	(769)	(9)	(239)
At December 31	634	2,560	768	10	2,618

(ii)The valuation assumptions used to carry out the valuation of the scheme

The share option plans have been valued using a Black Scholes model, an approach that is commonly used for similar IFRS 2 valuations.

Valuation assumptions – legacy employee share-based payment scheme

At the modification date of July 10, 2019 since the exercise price term was amended to $Nil and dividends were not expected to be paid in the near future, the options were deep in the money and the Black Scholes model returns the value of the share price for the value of the option. The share price assumption used was $22.04. A forfeiture rate of 10% and 5% was assumed for the LTIP1 and LTIP2 plans respectively and 0% for LTIP2B and LTIP3. No dividend was taken into account in performing the valuation since IHS Holding Limited has never paid dividends and there is very minimal likelihood that dividends will be paid in the near future.

On March 9, 2020, 120,228 options were issued. They were valued at $2.2 million at issue using a share price assumption of $21.20. Forfeiture rates of 0%, 5% and 10% were assumed for the Group’s various long term incentive plans. No dividend was taken into account in performing the valuation since IHS Holding Limited has never paid dividends and there is very minimal likelihood that dividends will be paid in the near future.

On July 14, 2020, 33,405 options were issued. They were valued at $0.7 million at issue using a share price assumption of $22.14. Forfeiture rates of 0%, 5% and 10% were assumed for the Group’s various long term incentive plans. No dividend was taken into account in performing the valuation since IHS Holding Limited has never paid dividends and there is very minimal likelihood that dividends will be paid in the near future.

On July 1, 2021 159,369 options were issued. They were valued at $3.7 million at issue using a share price assumption of $23.19. Forfeiture rates of 0% were assumed for the Group’s various long term incentive plans. No dividend was taken into account in performing the valuation since IHS Holding Limited has never paid dividends and there is very minimal likelihood that dividends will be paid in the near future.

The above information has been adjusted for the reverse share split that took place in October 2021.

Valuation assumptions – Omnibus employee share-based payment scheme

The Omnibus options issued were valued at $49.9 million at issue using a share price assumption within a range of $7.94 - $11.55 depending on the grant date. The fair value of the RSUs and PSUs with non-market conditions determined using share price at grant date amounted to $22.7 million and $19.1 million respectively while the fair value of the PSUs with market conditions determined using the Monte Carlo model amounted to $8.2 million. At December 31, 2023 a forfeiture rate of 7% was assumed resulting in an expected charge over the remaining term of the options of $16.0 million. Volatility within a range of 35.9% and 50.91% was determined by calculating the observed historical volatilities over the end of the performance period of the grants. No dividend was taken into account in performing the valuation since IHS Holding Limited has never paid dividends and no dividends are planned to be paid in the near future.

(iv)Weighted-average remaining contractual life

Share options were originally granted at dates between June 2014 and September 2018 with a contractual life of 12 years.

The weighted-average remaining contractual life shown in the tables below is simply the period of time from the year end date to the expiry date of each of the options.

At December 31, following the amendment to terms on July 10, 2019, all share options had a nil exercise price.

	2023		2022
	Weighted	Number of	Weighted	Number of
	average	options in force	average	options in force
Year of	remaining	at year end	remaining	at year end
grant	contractual life*		contractual life*

2014	—	—	0.33	519,763
2015	—	—	0.33	2,538,812
2017	—	—	0.33	842,658
2018	—	—	0.33	17,869
2020	—	—	0.33	25,605
2021	—	—	0.33	26,553
2022	1.02	2,041,836	1.72	2,617,876
2023	1.96	2,088,008	—	—
		4,129,844		6,589,136

*The contractual remaining life has been determined using vesting dates as all options are expected to be exercised on vesting date.